SHARE CAPITAL DISCLOSURE: Schedule of changes in options (Details)	12 Months Ended
	Jan. 31, 2025 $ / shares	Jan. 31, 2024 $ / shares	Jan. 31, 2023 $ / shares
Details
Number of share options outstanding in share-based payment arrangement	1,640,000	556,667	573,333
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 0.29	$ 0.75	$ 0.75
Number of share options granted in share-based payment arrangement	1,200,000
Number of share options expired in share-based payment arrangement	116,667	16,666